Right-of-Use Asset	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Right-of-use Asset
Right-of-Use Asset

4. Right-of-Use Asset

Right-of-use asset consists of the following:

	September 30,	December 31,
	2022	2021

Office lease	$319,133	319,133
Less accumulated depreciation	(319,133)	(266,780)
Right-of-use asset, net	$-	$52,353

The total depreciation expense for the right-of-use asset during the three and nine months ended September 30, 2022 was $nil and $52,353, respectively. Compared to the three and nine months ended September 30, 2021 was $26,594 and $79,783, respectively.

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)

5. Right-of-use asset

Right-of-use asset consists of the following:

	December 31, 2021	December 31, 2020

Office lease	$319,133	319,133
Less accumulated depreciation	(266,780)	(160,402)
Right-of-use asset, net	$52,353	$158,731

The total depreciation expense during the year ended December 31, 2021 was $106,378 (six months ended December 31, 2020 - $54,024 and the year ended June 30, 2020 - $106,378).